OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Maintenance and materials	$ (375,233)	$ (356,368)	$ (382,091)
Fees for services	(290,719)	(326,324)	(344,028)
Directors and Supervisory Committee's fees	(5,418)	(4,453)	(5,493)
Total fees for services, maintenance, materials and supplies	$ (671,370)	$ (687,145)	$ (731,612)